Deferred tax - Attributable to tax jurisdictions (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	R 21,812	R 22,778	R 20,302
South Africa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	22,501	23,699
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	301	(370)
GERMANY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(431)	(210)
MOZAMBIQUE
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	766	1,036
Other Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	R (1,325)	R (1,377)